Commitments and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
Capital additions
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchases of property, plant and equipment	¥ 28,466
Financial guarantee
Commitments and Contingencies Disclosure [Line Items]
Guaranteed bank loans of employees for their housing costs	30,393	31,772
Undiscounted maximum amount of Honda's obligation to make future payments	30,393	31,772
Amount accrued for any estimated losses under the obligations	¥ 0	¥ 0
United States | Class action
Commitments and Contingencies Disclosure [Line Items]
Purported class actions in the United States	6